Related Party Transactions - Transactions with OneLNG and Subsidiaries Narrative (Details) - OneLNG	Jul. 25, 2016
Related Party Transaction [Line Items]
Ownership percentage	51.00%
Schlumberger
Related Party Transaction [Line Items]
Ownership percentage	49.00%